BARON

FUNDS®

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Supplement dated December 22, 2014

to Statement of Additional Information dated January 28, 2014

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGIES

Effective February 20, 2015, in connection with the principal investment strategies of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund (the “Funds”), the Statement of Additional Information of the Funds is modified as follows:

On page 3 of the Statement of Additional Information, the second sentence of the first paragraph under “Investment Goals, Strategies and Risks,” which reads as follows: “Baron Asset Fund invests for the long term primarily in securities of medium-sized growth companies with market capitalizations at the time of purchase of between $1.5 billion and $12 billion.” is deleted in its entirety and replaced with the following: “Baron Asset Fund invests 65% of its net assets in equity securities in the form of common stock of mid-sized growth companies with market capitalizations above $2.5 billion or the smallest market cap stock in the Russell Midcap Growth Index at reconstitution, whichever is larger, and below the largest market cap stock in the Russell Midcap Growth Index at reconstitution. The 65% standard is measured at the time of purchase. At the last reconstitution by Russell on June 30, 2014, the market cap range of stocks in the Russell Midcap Growth Index was $1.63 billion and $29.87 billion.”

On page 3 of the Statement of Additional Information, the fourth and fifth sentences of the first paragraph under “Investment Goals, Strategies and Risks,” which read as follows: “Baron Growth Fund invests for the long term primarily in securities of small-sized growth companies with market capitalizations of up to $2.5 billion. A small-sized growth company is defined as one having a market capitalization of under $2.5 billion at the time of purchase.” are deleted in their entirety and replaced with the following: “Baron Growth Fund invests 65% of its net assets in equity securities in the form of common stock of small-sized growth companies with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The 65% standard is measured at the time of purchase. At the last reconstitution by Russell on June 30, 2014, the largest market cap stock in the Russell 2000 Growth Index was $4.51 billion.”

On page 3 of the Statement of Additional Information, the sixth sentence of the first paragraph under “Investment Goals, Strategies and Risks,” which reads as follows: “Baron Small Cap Fund’s investment goal is to seek capital appreciation through investments primarily in securities of small-sized growth companies with market capitalizations of up to $2.5 billion at the time of purchase.” is deleted in its entirety and replaced with the following: “Baron Small Cap Fund’s investment goal is to seek capital appreciation through investments primarily in securities of small-sized growth companies. Baron Small Cap Fund invests 80% of its net assets in equity securities in the form of common stock of small-sized growth companies with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The 80% standard is measured at the time of purchase. At the last reconstitution by Russell on June 30, 2014, the largest market cap stock in the Russell 2000 Growth Index was $4.51 billion.”

On page 3 of the Statement of Additional Information, the eight and ninth sentences of the first paragraph under “Investment Goals, Strategies and Risks,” which read as follows: “Baron Opportunity Fund will invest at least 65% of its assets in equity securities of companies with market capitalizations between $1 billion and $15 billion at the time of purchase. Companies with market capitalizations that have moved outside of that range since the time of purchase will continue to be included in the $1 billion to $15 billion range for the purpose of the 65% requirement.” are deleted in their entirety and replaced with the following: “Baron Opportunity Fund invests primarily in equity securities in the form of common stock of high growth businesses of any market capitalization selected for their capital appreciation potential.”

On page 3 of the Statement of Additional Information, the tenth sentence of the first paragraph under “Investment Goals, Strategies and Risks,” which reads as follows: “Baron Fifth Avenue Growth Fund’s investment goal is capital appreciation through investments primarily in the securities of large-sized growth companies with market capitalizations of greater than $10 billion at the time of purchase.” is deleted in its entirety and replaced with the following: “Baron Fifth Avenue Growth Fund’s investment goal is to seek capital appreciation through investments primarily in securities of large-sized growth companies. Baron Fifth Avenue Growth Fund invests 65% of its net assets in equity securities in the form of common stock of large-sized growth companies with market capitalizations above the smallest market cap stock in the top 85% of the Russell 1000 Growth Index at reconstitution or companies with market capitalizations above $10 billion, whichever is smaller. The 65% standard is measured at the time of purchase. At the last reconstitution by Russell on June 30, 2014, the smallest market cap stock in the top 85% of the Russell 1000 Growth Index was $10.67 billion.”

On page 3 of the Statement of Additional Information, the eleventh sentence of the first paragraph under “Investment Goals, Strategies and Risks,” which reads as follows: “Baron Discovery Fund’s investment goal is to seek capital appreciation through investments primarily in the securities of small-sized growth companies with market capitalizations of less than $1.5 billion at the time of purchase.” is deleted in its entirety and replaced with the following: “Baron Discovery Fund’s investment goal is to seek capital appreciation through investments primarily in securities of small-sized growth companies. Baron Discovery Fund invests 65% of its net assets in equity securities in the form of common stock of small-sized growth companies with market capitalizations up to the weighted median market capitalization of the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $1.5 billion, whichever is larger. The 65% standard is measured at the time of purchase. At the last reconstitution by Russell on June 30, 2014, the weighted median market cap of the Russell 2000 Growth Index was $1.77 billion.”

On page 3 of the Statement of Additional Information, the second paragraph under “Investment Goals, Strategies and Risks,” is deleted in its entirety.

This information supplements the Statement of Additional Information dated January 28, 2014. This Supplement and the Statement of Additional Information constitute a current statement of additional information. To request another copy of the Prospectus and Statement of Additional Information, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.